Total
Schwab Tax-Free Bond Fund
Schwab® Tax-Free Bond Fund
SCHWAB INVESTMENTS

(the Trust)
Schwab® Tax-Free Bond Fund
Schwab® California Tax-Free Bond Fund
(each, the fund)
Supplement dated June 21, 2022 to the fund’s currently effective Summary Prospectuses,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.
At a meeting held on June 8, 2022, the Board of Trustees of the Trust approved (i) reductions of the funds management fees and a new expense limitation and (ii) reductions of the shareholder servicing fees. These changes, which are summarized below, will be effective on July 1, 2022.
1.
For the Schwab Tax-Free Bond Fund:

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Management fees	0.22
Distribution (12b-1) fees	None
Other expenses2	0.19
Total annual fund operating expenses	0.41
Less expense reduction	(0.03)
Total annual fund operating expenses after expense reduction3	0.38

(1)
The information in the table has been restated to reflect current fees and expenses.

(2)
“Other expenses” are based on estimated amounts for the current fiscal year.

(3)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.38% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

1.
For the Schwab Tax-Free Bond Fund:

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Tax-Free Bond Fund Schwab Tax-Free Bond Fund USD ($)
none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Tax-Free Bond Fund Schwab Tax-Free Bond Fund	[1]
Management fees	0.22%
Distribution (12b-1) fees	none
Other expenses	0.19%	[2]
Total annual fund operating expenses	0.41%
Less expense reduction	(0.03%)
Total annual fund operating expenses after expense reduction	0.38%	[3]
[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	“Other expenses” are based on estimated amounts for the current fiscal year.
[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.38% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Tax-Free Bond Fund | Schwab Tax-Free Bond Fund | USD ($)	39	122	213	480